Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount	$ 577,945	$ 23,784	$ 218,521
Supplier percentage	99.00%	83.20%	79.70%
Supplier A [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount			$ 116,564
Supplier percentage			42.50%
Supplier B [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount			$ 64,481
Supplier percentage			23.50%
Supplier C [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount			$ 37,476
Supplier percentage			13.70%
Supplier D-related party [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount		$ 13,746
Supplier percentage		48.10%
Supplier E [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount		$ 10,038
Supplier percentage		35.10%
Supplier F [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount	$ 523,483
Supplier percentage	90.00%
Supplier G [Member]
Concentrations, Risks and Uncertainties (Details) - Schedule of concentration on suppliers’ purchases [Line Items]
Supplier amount	$ 54,462
Supplier percentage	9.00%